Pension And Other Postretirement Benefits (Schedule Of Other Changes In Plan Assets And Benefit Obligations Recognized In Net Periodic Benefit Cost And Other Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	$ 135,492	[1]	$ 9,058	[1]	$ 26,448	[1]
Amortization of prior service credit					2	[2]
Amortization of transition obligation	(867)	[2]	(867)	[2]	(867)	[2]
Amortization of net actuarial loss	(15,569)	[2]	(12,122)	[2]	(5,596)	[2]
Regulatory adjustment	(105,931)	[2]	(652)	[2]	(15,431)	[2]
Recognized in other comprehensive (income) loss	13,125		(4,583)		4,556
Net period benefit costs recognized in net income	34,416		32,668		24,913
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	47,541		28,085		29,469
Qualified Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	127,651	[1]	10,994	[1]	21,054	[1]
Amortization of prior service credit					2	[2]
Amortization of net actuarial loss	(14,348)	[2]	(10,478)	[2]	(4,253)	[2]
Regulatory adjustment	(101,974)	[2]	(464)	[2]	(15,123)	[2]
Recognized in other comprehensive (income) loss	11,329		52		1,680
Net period benefit costs recognized in net income	29,235		26,486		18,947
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	40,564		26,538		20,627
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	2,427	[1]	(3,480)	[1]	3,785	[1]
Amortization of prior service credit
Amortization of net actuarial loss	(631)	[2]	(1,155)	[2]	(909)	[2]
Recognized in other comprehensive (income) loss	1,796		(4,635)		2,876
Net period benefit costs recognized in net income	2,614		3,572		3,169
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	4,410		(1,063)		6,045
PBOP [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain/(loss)	5,414	[1]	1,544	[1]	1,609	[1]
Amortization of prior service credit
Amortization of transition obligation	(867)	[2]	(867)	[2]	(867)	[2]
Amortization of net actuarial loss	(590)	[2]	(489)	[2]	(434)	[2]
Regulatory adjustment	(3,957)	[2]	(188)	[2]	(308)	[2]
Net period benefit costs recognized in net income	2,567		2,610		2,797
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 2,567		$ 2,610		$ 2,797

[1]	amounts initially recognized in other comprehensive income
[2]	amounts subsequently recognized as adjustments to other comprehensive income as those amounts are amortized as components of net periodic benefit cost.